Risk and Capital Management (Details 16) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Risk weighted assets	R$ 1,238,582	R$ 1,153,841
Credit risk [member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	1,118,752	1,044,344
Credit risk [member] | Credit Risk Excluding Counterparty Credit Risk [Member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	1,016,137	922,824
Credit risk [member] | Counterparty Credit Risk [Member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	40,222	42,898
Credit risk [member] | Counterparty Credit Risk [Member] | Credit Risk Excluding Counterparty Credit Risk [Member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	25,361	27,616
Credit risk [member] | Counterparty Credit Risk [Member] | Other Counterparty Credit Risk [Member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	14,861	15,282
Credit risk [member] | Credit Valuation Adjustment [Member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	7,695	8,102
Credit risk [member] | Equity Investments In Funds Look Through Approach [Member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	8,002	5,001
Credit risk [member] | Equity Investments In Funds Mandate Based Approach [Member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	104	95
Credit risk [member] | Equity Investment In Funds Fall Back Approach [Member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	1,461	824
Credit risk [member] | Securitisation Exposures Standardised Approcah [Member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	4,408	2,195
Credit risk [member] | Amount Below The Thresholds For Deduction [Member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	40,723	62,405
Market risk [member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	23,240	22,985
Market risk [member] | Standardised Approach [Member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	29,050	28,731
Market risk [member] | Internal Model Approach [Member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	23,097	14,751
Operational risk [member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	R$ 96,590	R$ 86,512